Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic earnings per share [abstract]
Profit (loss) attributable to ordinary shares	₩ 649,109	₩ 645,571	₩ 461,559
Weighted average number of ordinary shares outstanding	245,171,283	245,049,466	245,017,175
Basic earnings per share (In Korean won)	₩ 2,648	₩ 2,634	₩ 1,884
Profit attributable to ordinary shares (In millions of Korean won)	₩ 649,109	₩ 645,571	₩ 461,559
Adjustment to net income attributable to ordinary shares (In millions of Korean won)	(157)
Diluted profit attributable to ordinary shares (In millions of Korean won)	₩ 648,952	₩ 645,571	₩ 461,559
Number of dilutive potential ordinary shares outstanding	70,267	1,163	79,880
Weighted average number of ordinary shares outstanding	245,241,550	245,050,629	245,097,055
Diluted earnings per share (In Korean won)	₩ 2,646	₩ 2,634	₩ 1,883